UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                                 100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                 100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2010

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.



Schedule of Investments
3/31/2010 (unaudited)


Common Stock Sector                                                                                             Percent of
                                                          Number of                          Market                 Net
Name of Issuer                                             Shares                             Value               Assets
--------------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary
------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                122,500                           $ 1,539,825
McDonald's Corp.*                                              31,500                             2,101,680
Nike, Inc.                                                     32,600                             2,396,100
                                                                                      ----------------------
                                                                                                  6,037,605        6.41%


Consumer Staples
------------------------------------------------------------------------------------------------------------
CVS Caremark Corp.*                                            47,630                             1,741,353
Nestle SA, ADR*                                                44,000                             2,252,800
PepsiCo, Inc.*                                                 26,900                             1,779,704
Procter & Gamble Co.*                                          29,300                             1,853,811
                                                                                      ----------------------
                                                                                                  7,627,668        8.09%

Energy
------------------------------------------------------------------------------------------------------------
Apache Corp.                                                   22,000                             2,233,000
Chevron Corp.*                                                 25,700                             1,948,831
EnCana Corp.                                                   30,600                               949,518
Exxon Mobil Corp.*                                             22,582                             1,512,542
National-Oilwell Varco, Inc.                                   34,500                             1,400,010
Occidental Petroleum Corp.                                     26,000                             2,198,040
Petroleo Brasileiro SA, ADR                                    42,000                             1,662,780
Schlumberger Ltd.                                              35,000                             2,221,100
                                                                                      ----------------------
                                                                                                 14,125,821       14.99%

Financials
------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                         124,000                             2,213,400
CME Group, Inc.                                                 5,150                             1,627,967
Eaton Vance Corp.*                                             54,600                             1,831,284
Fifth Third Bancorp                                           185,000                             2,508,600
Goldman Sachs Group, Inc.                                      15,400                             2,627,702
JPMorgan Chase & Co.                                           54,500                             2,438,875
T. Rowe Price Group, Inc.*                                     33,700                             1,852,489
Wells Fargo & Co.                                              47,000                             1,462,640
                                                                                      ----------------------
                                                                                                 16,562,957       17.58%


Health Care
------------------------------------------------------------------------------------------------------------
Athenahealth, Inc.                                             28,500                             1,041,960
Johnson & Johnson                                              21,800                             1,421,360
Medco Health Solutions, Inc.                                   18,900                             1,220,184
Teva Pharmaceutical Industries Ltd., ADR                       28,000                             1,766,240
                                                                                      ----------------------
                                                                                                  5,449,744        5.78%

Industrials
------------------------------------------------------------------------------------------------------------
Danaher Corp.*                                                 29,900                             2,389,309
Deere & Co.*                                                   42,550                             2,530,023
Emerson Electric Co.*                                          59,400                             2,990,196
General Electric Co.                                          123,000                             2,238,600
United Technologies Corp.*                                     34,900                             2,568,989
                                                                                      ----------------------
                                                                                                 12,717,117       13.50%

Information Technology
------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^#                                    92,900                             2,918,918
Apple, Inc.^                                                   13,050                             3,066,750
Cisco Systems, Inc.^                                           95,500                             2,485,865
Corning, Inc.*                                                154,100                             3,114,361
Google, Inc., Class A*^                                         5,400                             3,062,448
International Business Machines Corp.                          18,000                             2,308,500
Oracle Corp.                                                   58,000                             1,491,180
Qualcomm, Inc.                                                 37,500                             1,573,500
                                                                                      ----------------------
                                                                                                 20,021,522       21.25%

Materials
------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR#                                        19,000                             1,526,080
Freeport-McMoRan Copper & Gold, Inc.                           21,500                             1,796,110
Kinross Gold Corp.                                             65,000                             1,110,850
United States Steel Corp.                                      21,000                             1,333,920
Vale, ADR#                                                     45,000                             1,448,550
                                                                                      ----------------------
                                                                                                  7,215,510        7.66%

Telecommunication Services
------------------------------------------------------------------------------------------------------------
America Movil, ADR                                             39,500                             1,988,430
American Tower Corp., Class A^                                 55,531                             2,366,176
                                                                                      ----------------------
                                                                                                  4,354,606        4.62%

      Total Common Stocks (Cost-$73,668,224)                                                   $ 94,112,550       99.88%
                                                                                      ----------------------


Repurchase Agreement
------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co. Repurchase Agreement, 0.01% due 4/1/10 @                              164,837

      Total Repurchase Agreement (Cost-$164,837)                                                  $ 164,837        0.17%
                                                                                      ----------------------


Cash Equivalents
------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Navigator Prime~                                                       15,664,812

Total Cash Equivalents (Cost-$15,664,812)                                                      $ 15,664,812       16.62%
                                                                                      ----------------------


Total Investment Portfolio (Cost-$89,497,873)                                                   109,942,199       116.67%
                                                                                      ----------------------

Net Other Assets and Liabilities                                                                (15,711,975)      -16.67%
                                                                                      ----------------------

Total Net Assets                                                                                $94,230,224       100.00%
                                                                                      ======================


* All or a portion of this security is pledged to collateralize short-term borrowings, when utilized
^ Non-income producing security
# All or a portion of this security is out on loan
@ Acquired on March 31, 2010.  Collateralized by $172,831 of market value of
        U.S. Government mortgage-backed securities due through 11/25/39. The maturity value is $164,837.
~ Security held as collateral for securities on loan


Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund's investments are summarized in the following fair value hierarchy:


Level 1 - Unadjusted quoted prices in active markets for identical securities. Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The following table summarized the Fund's investment as of March 31, 2010, based on the inputs used to value them.

                                 Level 1        Level 2      Level 3      Total
Common Stock                     $94,112,550    ---          ---          $94,112,550
Cash Equivalents                 $15,664,812    ---          ---          $15,664,812
Repurchase Agreement                ---        $164,837      ---             $164,837
                               -------------------------------------------------------
                                $109,777,362   $164,837      ---         $109,942,199




Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual
and annual reports to shareholders.   For the first and third quarters, the
Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074



Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)        /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: June 1, 2010


By (Signature and Title)        /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: June 1, 2010




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)        /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: June 1, 2010


By (Signature and Title)        /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: June 1, 2010


Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: June 1, 2010              /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: June 1, 2010              /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)